Subsequent Events (Details)									1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 17, 2024 USD ($)	Apr. 05, 2024	Mar. 04, 2024 USD ($) $ / shares shares	Mar. 01, 2024 USD ($) shares	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 28, 2024 shares	Feb. 26, 2024 shares	Sep. 28, 2021 shares	Feb. 29, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Feb. 23, 2024 USD ($) shares	Feb. 22, 2024 USD ($) shares	Feb. 21, 2024 USD ($) shares	Feb. 20, 2024 USD ($) shares	Feb. 15, 2024 USD ($)	Feb. 07, 2024 USD ($)	Feb. 01, 2024 USD ($) $ / shares	Sep. 26, 2022 USD ($)
Subsequent Event [Line Items]
Common stock value subscribed but not issued in the combined company | $														$ 500,000
Debt instrument converted instrument amount | $										$ 3,433,388	$ 0
Stock issued during the period value new issues | $											$ 956,550	$ 402,000
Share based compensation arrangement by share award non vested options forfeited in period shares | shares												293,615	22,396
Class of warrants or rights number of securities covered by warrants or rights | shares												1,231,574
Subsequent Event
Subsequent Event [Line Items]
Sublease periodic payments | $	$ 5,666
Sublease term	1 year
Sublease renewal term	1 year
Services agreement, service term		1 year
Subscription Agreement With William Blair And Co LLC [Member] | Subsequent Event
Subsequent Event [Line Items]
Common stock shares issued and convertible into shares of the company upon consummation of business combination | shares									740,000
Non Redemption Agreement Two Thousand And Twenty Three Mizhuo Securities USA LLC [Member] | Subsequent Event
Subsequent Event [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares					100,000				100,000
Common stock shares subscribed but unissued value | $					$ 250,000				$ 250,000
Additional Subscription Agreement With Donnelly Financial Solutions [Member] | Subsequent Event
Subsequent Event [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares					200,000				200,000
Common stock shares subscribed but unissued value | $					$ 500,000				$ 500,000
Additional Subscription Agreement With IB Capital LLC [Member] | Subsequent Event
Subsequent Event [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares					240,000				240,000
Common stock shares subscribed but unissued value | $					$ 600,000				$ 600,000
Cable Car Note Purchase Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Debt instrument term									13 months
Common stock shares issued and convertible into shares of the company upon consummation of business combination | shares									180,000
Principal amount | $																				$ 1,500,000
Debt instrument conversion price per share | $ / shares																				$ 2
Settlement And Termination Agreement With Lion Bay Ventures [Member] | Subsequent Event
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period | shares									17,000
Share based compensation by share based award options expirations in period weighted average exercise period | $ / shares									$ 8.5
Stock issued during the period shares new issues | shares									10,000
Subscription And Business Combination Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Stock issued during the period shares new issues | shares				583,596
Stock issued during the period value new issues | $				$ 500,000
Stock shares issued during the period converted into common stock of the company | shares				200,000
Business Combination Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Class of warrants or rights exercise price of warrants or rights cancelled | $ / shares			$ 4
Share based compensation arrangement by share award non vested options forfeited in period shares | shares			3,646,921
Yorkville Note Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Debt instrument stated interest rate percentage			6.00%
Debt instrument term			15 months
Debt instrument default interest rate percentage			18.00%
Proceeds from convertible debt | $			$ 9,005,000
Stock issued during the period shares conversion of convertible securities | shares			1,000,000
US Capital Note Balance [Member] | Subsequent Event
Subsequent Event [Line Items]
Debt instrument converted instrument shares issued | shares			291,798
Debt instrument accrued interest component converted into equity | $			$ 3,233,388
Debt instrument principal component converted into equity | $			$ 200,000
Debt instrument converted number of shares issued for accrued interest | shares			1,048,330
Class of warrants or rights number of securities covered by warrants or rights | shares			60,329
Class of warrants or rights number of shares issued exercise of warrants | shares			16,320
Non Redemption Agreement September Two Thousand And Twenty Three [Member] | Subsequent Event
Subsequent Event [Line Items]
Stock issued during the period shares new issues | shares			427,477
Bridge Loan Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Cash payment option excercised by each lender | $			$ 240,000
Aggregate cash payment option excercised | $			$ 960,000
GIGCAPITAL5, INC [Member]
Subsequent Event [Line Items]
Common stock shares issued such that these shares represent ownership by investee in the current company | shares						740,000
Stock issued during the period shares new issues | shares								23,000,000
Principal amount | $																					$ 960,000
GIGCAPITAL5, INC [Member] | Subsequent Event
Subsequent Event [Line Items]
Temporary equity, shares outstanding | shares																	848,003
Percent of shares part of public offering																	3.7
Proceeds from trust account | $																	$ 9,356,221
GIGCAPITAL5, INC [Member] | Subsequent Event | Third Non Convertible Extension Note
Subsequent Event [Line Items]
Principal amount | $																		$ 297,247
GIGCAPITAL5, INC [Member] | Subsequent Event | Third Non Convertible Extension Note | Sponsor
Subsequent Event [Line Items]
Principal amount | $																		$ 35,000
GIGCAPITAL5, INC [Member] | Subsequent Event | Yorville Note [Member] | Yorkville [Member]
Subsequent Event [Line Items]
Debt instrument stated interest rate percentage			6.00%
Common stock shares issued such that these shares represent ownership by investee in the current company | shares			1,000,000
Debt instrument term			15 months
Proceeds from debt net of issuance costs | $			$ 9,000,000
Debt instrument default interest rate percentage			18.00%
Principal amount | $			$ 10,000,000
GIGCAPITAL5, INC [Member] | Non-Convertible Loan Working Capital Amendment | Subsequent Event
Subsequent Event [Line Items]
Principal amount | $																			$ 262,247
GIGCAPITAL5, INC [Member] | Non-Convertible Loan Working Capital Amendment | Subsequent Event | Second Non-Convertible Working Capital Note
Subsequent Event [Line Items]
Principal amount | $																			262,247
GIGCAPITAL5, INC [Member] | Non-Convertible Loan Working Capital Amendment | Subsequent Event | Second Non-Convertible Working Capital Note | Sponsor
Subsequent Event [Line Items]
Principal amount | $																			$ 195,887
GIGCAPITAL5, INC [Member] | Gig Acquisition Five [Member] | Subsequent Event | Eleventh Amended And Restated Working Capital Note [Member]
Subsequent Event [Line Items]
Debt instrument converted instrument amount | $			$ 943,640
Debt instrument converted instrument shares issued | shares			94,364
Debt instrument converted warrants issued | shares			94,364
Repayment of convertible debt | $			$ 556,360
Principal amount | $			$ 1,500,000
Debt instrument conversion price per share | $ / shares			$ 10
GIGCAPITAL5, INC [Member] | QTI Holdings [Member] | Funicular Funds LP [Member] | Subsequent Event | Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt instrument stated interest rate percentage					0.00%				0.00%
Common stock shares issued such that these shares represent ownership by investee in the current company | shares					180,000
Debt instrument term					13 months
Principal amount | $					$ 1,500,000				$ 1,500,000
Debt instrument conversion price per share | $ / shares					$ 2				$ 2
Services Share Issuance Agreement [Member] | GIGCAPITAL5, INC [Member] | QTI Holdings [Member] | Subsequent Event | Mizuho Securities USA LLC [Member]
Subsequent Event [Line Items]
Common stock value subscribed but not issued in the combined company | $																$ 250,000
Common stock shares subscribed but not issued in the combined company | shares																100,000
Insider Shares Grant Agreements [Member] | GIGCAPITAL5, INC [Member] | Restricted Stock [Member] | Non Employee Consultants [Member] | Subsequent Event
Subsequent Event [Line Items]
Share based compensation by share based award equity instruments other than options forefeited during the period | shares							5,000
Subscription Agreement [Member] | GIGCAPITAL5, INC [Member] | IB Capital LLC [Member] | Subsequent Event | QTI Holdings [Member]
Subsequent Event [Line Items]
Common stock value subscribed but not issued in the combined company | $															$ 600,000
Common stock shares subscribed but not issued in the combined company | shares															240,000
Subscription Agreement [Member] | GIGCAPITAL5, INC [Member] | QTI Holdings [Member] | Subsequent Event | Donnelly Financial Solutions [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued in the combined company | shares														200,000